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                       THE DIRECTOR (SERIES VI)
                         SEPARATE ACCOUNT TWO
                   HARTFORD LIFE INSURANCE COMPANY

                           FILE NO. 33-73570


      SUPPLEMENT DATED JULY 2, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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             SUPPLEMENT DATED JULY 2, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts are closed until August 2, 2004:

      - BB&T SPECIAL OPPORTUNITIES EQUITY FUND SUB-ACCOUNT

      - BB&T TOTAL RETURN BOND FUND SUB-ACCOUNT




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4326